Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$26,606,601	$28,715,543
Less: Allowance for credit losses	(9,898,721)	(11,434,431)
Accounts receivable, net	$16,707,880	$17,281,112

Unbilled accounts receivable included in accounts receivable above amounted to $10,664,445 and $11,973,816 as of June 30, 2025 and December 31, 2024, respectively. The unbilled accounts receivables as of June 30, 2025 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of September 15, 2025, approximately $2.3 million (or 8.5%) of total accounts receivable as of June 30, 2025 was collected. It represented 9.9% of billed accounts receivable balance and 6.4% of unbilled accounts receivable balance as of June 30, 2025 were subsequently collected, respectively.

Movement of allowance for credit losses is as follows:

	For the Six Months Ended June 30, 2025	For the Year ended December 31, 2024
Beginning balance	$11,434,431	$7,133,370
(Recovery of) provision for credit losses	(1,554,884)	4,625,042
Written-off	(99,847)	(131,158)
Foreign currency translation adjustments	119,021	(192,823)
Ending balance	$9,898,721	$11,434,431